Plan Termination	12 Months Ended
Dec. 31, 2025
401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN
Plan Termination
Plan Termination

Note 4–Plan Termination

Although the Company has not expressed any intent to terminate the Plan, it may do so at any time. In the event of termination of the Plan, all participants would become 100 percent vested, to the extent not already vested, in their accounts and the assets of the Plan, after payment of any expenses, would be distributed to the participants in proportion to their respective account balances.